Capital Stock - 2013 Lincoln Park Capital Fund, LLC Stock Purchase Agreement - Additional Information (Detail) - USD ($)									1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Dec. 11, 2013	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014
Class of Stock [Line Items]
Number of shares of common stock sold	29,630	40,000	36,667	22,223			33,334	67,500
Closing price of common stock									$ 0.21				$ 0.21
Proceeds from issuance of common stock	$ 400,000	$ 600,000	$ 550,000	$ 500,000		$ 2,377,000	$ 1,000,000	$ 2,025,000			$ 2,638,000	$ 3,649,000	$ 6,538,000
Previously Reported [Member]
Class of Stock [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,500,000	3,333,333			5,000,000	10,125,000
Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Potential number of shares of common stock to be sold										67,556		10,133,334
Number of shares of common stock sold										$ 8,412,000		$ 8,412,000
Lincoln Park Capital Fund, LLC [Member]
Class of Stock [Line Items]
Number of shares of common stock sold										65,778			9,866,666
Common stock sold										$ 1,838,000			$ 1,838,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Potential common stock value to be sold					$ 10,250,000				$ 10,250,000				$ 10,250,000
Number of shares of common stock sold					11,112					0		8,200,000	1,666,666
Common stock sold					$ 250,000							$ 1,588,000
Cash fee paid for commitment to purchase additional shares					$ 155,000
Proceeds from issuance of common stock												$ 1,588,000	$ 250,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Limit One [Member]
Class of Stock [Line Items]
Common shares authorized to purchase										1,334				200,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Limit Two [Member]
Class of Stock [Line Items]
Common shares authorized to purchase										2,000				300,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Limit Three [Member]
Class of Stock [Line Items]
Common shares authorized to purchase										2,667				400,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Minimum [Member]
Class of Stock [Line Items]
Closing price of common stock										$ 7.50				$ 0.05
Common stock value under stock purchase agreement										$ 500,000				$ 500,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Number of shares of common stock sold					1,666,666